COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended					1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2013 USD ($)	May 31, 2013 USD ($)	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Feb. 28, 2013 Maximum [Member]	Jan. 31, 2013 Maximum [Member]	Feb. 28, 2013 Minimum [Member]	Jan. 31, 2013 Minimum [Member]	Jun. 30, 2013 Rental Agreements [Member] USD ($)	Jun. 30, 2013 Rental Agreements [Member] EUR (€)	Jun. 30, 2013 Terra Stabile A.E. [Member] USD ($)	Jun. 30, 2013 Terra Stabile A.E. [Member] EUR (€)	Dec. 31, 2012 Terra Stabile A.E. [Member] USD ($)	Dec. 31, 2012 Terra Stabile A.E. [Member] EUR (€)
Rent expense													$ 22,600	€ 17,400	$ 3,100	€ 2,400
Operating leases expiry period													expire in April 2022	expire in April 2022
Accrual for Environmental Loss Contingencies	3,461	3,454
Protection and indemnity insurance coverage	1,000,000
Operating leases, payments for next two years											35,400	27,200
Revenue of Coal to be supplied under contract		$ 69,420	$ 245,100	$ 245,100	$ 806,100	$ 806,100
Percentage Of Agreed Tonnage Supply		10.00%					10.00%	10.00%	5.00%	5.00%